Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Foreign currency translation adjustments	Unrealized gains and losses on securities	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2017	30,208	5,484	(180)	(178,740)	(143,228)

Cumulative effects of accounting standard update – adoption of ASU No. 2016-01	—	(5,343)	—	—	(5,343)
Equity transactions with noncontrolling interests and other	(4,200)	—	—	—	(4,200)
Other comprehensive income (loss) before reclassifications	(89,823)	—	(457)	(29,909)	(120,189)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(141)	945	3,085	3,889

Net change during the year	(94,023)	(141)	488	(26,824)	(120,500)

Balance at December 31, 2018	(63,815)	—	308	(205,564)	(269,071)

Cumulative effects of accounting standard update – adoption of ASU No. 2017-12	—	—	(122)	—	(122)
Equity transactions with noncontrolling interests and other	(424)	—	—	—	(424)
Other comprehensive income (loss) before reclassifications	(31,889)	—	(1,723)	(12,763)	(46,375)
Amounts reclassified from accumulated other comprehensive income (loss)	(154)	—	650	7,054	7,550

Net change during the year	(32,467)	—	(1,073)	(5,709)	(39,249)

Balance at December 31, 2019	(96,282)	—	(887)	(211,273)	(308,442)

Equity transactions with noncontrolling interests and other	(9)	—	—	—	(9)
Other comprehensive income (loss) before reclassifications	(17,355)	—	(1,199)	(7,530)	(26,084)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	2,186	7,560	9,746

Net change during the year	(17,364)	—	987	30	(16,347)

Balance at December 31, 2020	(113,646)	—	100	(211,243)	(324,789)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Amount reclassified from accumulated other comprehensive income (loss) *
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018	Affected line items in consolidated statements of income
	(Millions of yen)
Foreign currency translation adjustments	—	(154)	—	Other, net
	—	—	—	Income taxes

	—	(154)	—	Consolidated net income
	—	—	—	Net income attributable to noncontrolling interests

	—	(154)	—	Net income attributable to Canon Inc.

Unrealized gains and losses on securities	—	—	(178)	Other, net
	—	—	37	Income taxes

	—	—	(141)	Consolidated net income
	—	—	—	Net income attributable to noncontrolling interests

	—	—	(141)	Net income attributable to Canon Inc.

Gains and losses on derivative instruments	3,034	661	1,341	Net Sales
	(775)	(2)	(392)	Income taxes

	2,259	659	949	Consolidated net income
	(73)	(9)	(4)	Net income attributable to noncontrolling interests

	2,186	650	945	Net income attributable to Canon Inc.

Pension liability adjustments	10,082	9,953	3,853	Other, net
	(2,484)	(2,523)	(699)	Income taxes

	7,598	7,430	3,154	Consolidated net income
	(38)	(376)	(69)	Net income attributable to noncontrolling interests

	7,560	7,054	3,085	Net income attributable to Canon Inc.

Total amount reclassified, net of tax and noncontrolling interests	9,746	7,550	3,889

*	Amounts in parentheses indicate gains in consolidated statements of income.

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests
Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2020:
Foreign currency translation adjustments
Amount arising during the year	(17,583)	229	(17,354)
Reclassification adjustments for gains and losses realized in net income	—	—	—

Net change during the year	(17,583)	229	(17,354)
Net gains and losses on derivative instruments:
Amount arising during the year	(1,731)	442	(1,289)
Reclassification adjustments for gains and losses realized in net income	3,034	(775)	2,259

Net change during the year	1,303	(333)	970
Pension liability adjustments:
Amount arising during the year	(2,495)	(3,721)	(6,216)
Reclassification adjustments for gains and losses realized in net income	10,082	(2,484)	7,598

Net change during the year	7,587	(6,205)	1,382

Other comprehensive income (loss)	(8,693)	(6,309)	(15,002)

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2019:
Foreign currency translation adjustments
Amount arising during the year	(32,396)	393	(32,003)
Reclassification adjustments for gains and losses realized in net income	(154)	—	(154)

Net change during the year	(32,550)	393	(32,157)
Net unrealized gains and losses on securities:
Amount arising during the year	—	—	—
Reclassification adjustments for gains and losses realized in net income	—	—	—

Net change during the year	—	—	—
Net gains and losses on derivative instruments:
Amount arising during the year	(2,180)	453	(1,727)
Reclassification adjustments for gains and losses realized in net income	661	(2)	659

Net change during the year	(1,519)	451	(1,068)
Pension liability adjustments:
Amount arising during the year	(9,916)	(1,144)	(11,060)
Reclassification adjustments for gains and losses realized in net income	9,953	(2,523)	7,430

Net change during the year	37	(3,667)	(3,630)

Other comprehensive income (loss)	(34,032)	(2,823)	(36,855)

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2018:
Foreign currency translation adjustments
Amount arising during the year	(93,955)	809	(93,146)
Reclassification adjustments for gains and losses realized in net income	—	—	—

Net change during the year	(93,955)	809	(93,146)
Net unrealized gains and losses on securities:
Amount arising during the year	—	—	—
Reclassification adjustments for gains and losses realized in net income	(178)	37	(141)

Net change during the year	(178)	37	(141)
Net gains and losses on derivative instruments:
Amount arising during the year	(586)	125	(461)
Reclassification adjustments for gains and losses realized in net income	1,341	(392)	949

Net change during the year	755	(267)	488
Pension liability adjustments:
Amount arising during the year	(51,789)	18,065	(33,724)
Reclassification adjustments for gains and losses realized in net income	3,853	(699)	3,154

Net change during the year	(47,936)	17,366	(30,570)

Other comprehensive income (loss)	(141,314)	17,945	(123,369)